Changes in significant accounting policies	12 Months Ended
Dec. 31, 2022
Changes in significant accounting policies
Changes in significant accounting policies

6Changes in significant accounting policies

The Group has adopted Onerous Contracts – Costs of Fulfilling a Contract (Amendments to IAS 37) from 1 January 2022. This resulted in a change in accounting policy performing an onerous contracts assessment. Previously, the Group included only incremental costs to fulfil a contract when determining whether that contract was onerous. The revised policy is to include both incremental costs and an allocation of other direct costs.

The amendments apply prospectively to contracts existing at the date when the amendments are first applied. The Group has analyzed all contracts existing at 1 January 2022 and determined that none of them would be identified as onerous applying the revised accounting policy – i.e. there is no impact on the opening equity balances as at 1 January 2022 as a result of the change.

Standards issued but not yet effective

A number of new standards are effective for annual periods beginning after 1 January 2022 and earlier application is permitted, however, the Group has not early adopted the new or amended standards in preparing the consolidated financial statements. The adoption of these pronouncements, amendments are not expected to have a significant impact on the Group’s consolidated financial statements.

(i)      Deferred tax related assets and liabilities arising from a single transaction (Amendments to IAS 12)

The amendments narrow the scope of the initial recognition exemption to exclude transactions that give rise to equal and offsetting temporary differences – e.g. leases and decommissioning liabilities. The amendments apply for annual reporting periods beginning on or after 1 January 2023. For leases and decommissioning liabilities, the associated deferred tax asset and liabilities will need to be recognized from beginning of the earliest comparative period presented, with any cumulative effect recognized as an adjustment to retained earnings or other components of equity at that date. For all other transactions, the amendments apply to transactions that occur after the beginning of the earliest period presented.

(ii)     Classification of liabilities as current or non-current (Amendments to IAS 1)

The amendments, as issued in 2020, aim to clarify the requirements on determining whether a liability is current or non-current, and apply for annual reporting periods beginning on or after 1 January 2023. However, the IASB has subsequently proposed further amendments to IAS 1 and the deferral of the effective date of 2020 amendments to no earlier than 1 January 2024.

Due to these ongoing developments, the Group is unable to determine the impact of these amendments on the consolidated financial statements in the period of initial application. The Group is closely monitoring the developments.

(iii)  Other standards

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)
•	Definition of Accounting Estimates (Amendments to IAS 8)